Income Taxes (Tables)	6 Months Ended
Jun. 30, 2019
Income Tax Disclosure [Abstract]
Summary of Loss Loss Before Income Taxes

For financial reporting purposes, loss before income taxes includes the following components:

	Year ended December 31,
	2018	2017	2016
Canada	$(25,333)	$(7,411)	$(7,883)
U.S.	(42,418)	—	—
Portugal	(2,208)	—	—
Other countries	(2,215)	(398)	—

Total	$(72,174)	$(7,809)	$(7,883)

Summary of Expense for Income Taxes

The expense for income taxes consists of:

	Year ended December 31,
	2018	2017	2016
Current:
Canada	$—	$—	$—
Other countries	34	—	—

Total	$34	$—	$—

Deferred:
Canada	$—	$—	$—
U.S.	(4,485)	—	—

Total	$(4,485)	$—	$—

Summary of Effective Income Tax Rate Reconciliation

Reconciliation of the expected income tax at the United States statutory income tax rate of 21% (2017 – 35%) to income tax expense:

	Year ended December 31,
	2018	2017	2016
Loss before income taxes:	$(72,174)	$(7,809)	$(7,883)

Expected income tax recovery	(15,157)	(2,733)	(2,797)
Difference in foreign tax rates	(1,864)	675	719
Foreign exchange and other	1,399	(480)	(72)
Non-deductible expenses	5,331	61	(40)
Changes in enacted rates	—	(288)	—
Utilization of losses no previously recognized	—	(9)	—
Change in valuation allowance	5,840	2,774	2,190

Income tax recovery, net	$(4,451)	$—	$—

Summary of Components of Deferred Tax

The following table summarizes the components of deferred tax:

	Year ended December 31,
	2018	2017	2016
Deferred assets
Tax loss carryforwards – Canada	$13,723	$8,297	$5,821
Tax loss carryforwards – U.S.	4,173	—	—
Tax loss carryforwards – other countries	607	148	9
Property and equipment	2,510	183	98
Deferred financing costs	27	37	—
Investment tax credits and related pool balance	57	57	57
Other	—	8	—

Total Deferred tax assets	21,097	8,730	5,985
Less valuation allowance	(14,433)	(8,601)	(5,836)

Net deferred tax assets	6,664	129	149
Deferred tax liabilities
Plant and equipment	(2,328)	—	—
Intangible assets	(289)	(129)	(144)
Deferred financing costs	—	—	(5)
Equity portion of convertible senior notes due 2023	(8,471)	—	—

Total deferred tax liabilities	(11,088)	(129)	(149)

Net deferred tax liability	$(4,424)	$—	$—

Summary of Canadian Non-Capital Loss Carryforwards	The Canadian non-capital loss carryforwards expire as noted in the table below:

December 31,	Amount
2033	$381
2034	6,429
2035	7,627
2036	7,230
2037	6,195
2038	23,202

$51,064

Summary of Open Tax Years

The Company files federal income tax returns in Canada, Germany, and other foreign jurisdictions. The Company has open tax years with various taxing jurisdictions. These open years contain certain matters that could be subject to differing interpretations of applicable tax laws and regulations, and tax treaties, as they relate to the amount, timing, or inclusion of revenue and expense.

Jurisdiction	Open Years
Netherlands	2016 – 2018
Canada	2014 – 2018
Germany	2016 – 2018
Australia	2017 – 2018
Portugal	2017 – 2018

Summary of Movements in Valuation Allowance

The following table outlines the movements in the valuation allowance:

	Balance at beginning of year	Change due to expense and foreign exchange	Deductions	Balance at end of year
Year ended December 31, 2018	$8,601	$(113)	$5,945	$14,433
Year ended December 31, 2017	$5,836	$395	$2,370	$8,601